Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2018	Dec. 31, 2017
Statement of Financial Position [Abstract]
Common shares, par value (in usd per share)	$ 0.01	$ 0.01
Common shares, authorized (in shares)	400,000,000	400,000,000
Common shares, issued (in shares)	122,200,000	122,200,000
Treasury stock, shares (in shares)	44,500,000	41,300,000